Financial Assets At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
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Financial assets at fair value through profit or loss
17	Financial assets at fair value through profit or loss

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Unlisted securities
Trust plans	3,470,473	9,927,037
Asset management plans	6,850,268	9,752,250
Private fund and other equity investments	7,512	4,624,024
Mutual funds	5,732,842	3,199,106
Corporate bonds	15,271	3,044,407
Bank wealth management products	251,684	2,091,730
Structured deposits	430,760	961,804
Factoring products	1,824,246	823,539

	18,583,056	34,423,897

(a)
In 2019, the Company obtained the beneficiary rights of the shares of one of the Company’s shareholders through an investment in a trust plan. As of December 31, 2020, the carrying amount of the trust plan was RMB249 million, which was recognized as financial assets at fair value through profit or loss.

(b)
As of December 31, 2020, the principal amount of financial assets at fair value through profit or loss amounting to RMB2,310 million were past due (2019: RMB3,496 million). A fair value loss of RMB337 million (2019: a fair value loss of RMB661 million) was recognized in 2020 for these overdue financial assets based on the discounted future recoverable cash flows estimated at the balance sheet date.